DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components of long-term debt:
Total long-term and short-term debt	$ 2,565,359	$ 2,410,847
Less: current portion of long-term debt and short-term debt	(730,257)	(1,384,933)
Long-term debt	1,835,102	1,025,914
Repayments of long-term debt:
2019	732,184
2020	245,643
2021	103,976
2022	457,637
2023	103,976
2024 and thereafter	938,780
Total debt (gross)	2,582,196	2,434,900
Deferred finance charges	(16,837)	(24,053)
Total debt	2,565,359	2,410,847
Secured Debt | FLNG Hilli facility
Repayments of long-term debt:
Total debt (gross)	0	$ 525,000
Variable Interest Entity, Primary Beneficiary
Repayments of long-term debt:
2019	646,959
2020	82,260
2021	82,260
2022	82,260
2023	82,260
2024 and thereafter	873,629
Total debt (gross)	1,849,628
Deferred finance charges	(2,343)
Total debt	1,847,285
Golar
Repayments of long-term debt:
2019	85,225
2020	163,383
2021	21,716
2022	375,377
2023	21,716
2024 and thereafter	65,151
Total debt (gross)	732,568
Deferred finance charges	(14,494)
Total debt	$ 718,074